Financial risks (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity

Information on Aegon’s three year historical net income/(loss) and shareholders’ equity in functional currency are shown in the table below:

	2017	2016	2015
Net income
Americas (in USD)	1,762	618	(261)
The Netherlands (in EUR)	818	418	753
United Kingdom (in GBP)	71	(346)	(674)
Central & Eastern Europe (in EUR)	57	19	24
Spain & Portugal (in EUR)	(2)	(2)	22
Asia (in USD)	6	(14)	(33)
Asset Management (in EUR)	48	97	121

Equity in functional currency
Americas (in USD)	17,712	17,103	17,609
The Netherlands (in EUR)	6,558	5,101	5,263
United Kingdom (in GBP)	1,905	1,845	2,981
Central & Eastern Europe (in EUR)	402	378	396
Spain & Portugal (in EUR)	433	451	464
Asia (in USD)	1,169	1,281	674
Asset Management (in EUR)	397	422	444

Summary of Exchange Rates of US Dollar and UK Pound per Euro

The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2017	2016	2015	2014	2013
USD	1.20	1.05	1.09	1.21	1.38
GBP	0.89	0.85	0.74	0.78	0.83

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity

Sensitivity analysis of net income and shareholders’ equity to translation risk

Movement of currency exchange rates 1)	Estimated approximate effects on net income 2)	Estimated approximate effects on shareholders’ equity
2017
Increase by 15% of USD currencies relative to the euro	260	2,159
Increase by 15% of GBP currencies relative to the euro	21	321
Increase by 15% of non-euro currencies relative to the euro	265	2,598
Decrease by 15% of USD currencies relative to the euro	(189)	(1,566)
Decrease by 15% of GBP currencies relative to the euro	(16)	(216)
Decrease by 15% of non-euro currencies relative to the euro	(184)	(1,868)

2016
Increase by 15% of USD currencies relative to the euro	87	2,179
Increase by 15% of GBP currencies relative to the euro	(3)	259
Increase by 15% of non-euro currencies relative to the euro	79	2,537
Decrease by 15% of USD currencies relative to the euro	(61)	(1,558)
Decrease by 15% of GBP currencies relative to the euro	(55)	(170)
Decrease by 15% of non-euro currencies relative to the euro	(110)	(1,794)
[1]	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.
[2]	For the sensitivity analysis the book loss of the UK annuity portfolio in 2016 has been excluded.

Schedule of Interest Rate

The following table shows interest rates at the end of each of the last five years.

	2017		2016		2015		2014	2013
3-month US LIBOR	1.69%		1.00%		0.61%		0.26%	0.25%
3-month EURIBOR	(0.33%	)	(0.32%	)	(0.13%	)	0.08%	0.29%
10-year US Treasury	2.41%		2.43%		2.27%		2.17%	3.03%
10-year Dutch government	0.53%		0.35%		0.79%		0.68%	2.23%

Schedule of Parallel Movement of Yield Curve
Parallel movement of yield curve	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2017
Shift up 100 basis points	(282)	(2,620)
Shift down 100 basis points	200	2,160
2016
Shift up 100 basis points	364	(2,257)
Shift down 100 basis points	(300)	2,020

Schedule of Maximum Exposure to Credit Risk

The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 49 Transfer of financial assets for further information on collateral given, which may expose the Group to credit risk.

2017	Maximum exposure to credit risk	Cash	Secu- rities	Letters of credit / guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collateral- ization)	Net exposure
Debt securities - carried at fair value	84,344	-	-	242	-	-	-	242	-	84,102
Debt securities - carried at amortized cost	-	-	-	14	-	-	-	14	-	(14)
Money market and other short-term investments - carried at fair value	6,809	-	719	-	-	-	-	719	25	6,115
Mortgage loans - carried at amortized cost	33,562	2,437	-	379	49,756	-	-	52,573	19,271	260
Private loans - carried at amortized cost	3,642	79	-	-	-	-	-	79	-	3,563
Other loans - carried at amortized cost	2,164	-	-	-	-	-	1,886	1,886	1,195	1,473
Other financial assets - carried at fair value	2,586	-	-	-	-	-	-	-	-	2,586
Derivatives	5,563	647	56	29	-	4,867	-	5,599	85	48
Reinsurance assets	19,200	-	4,395	137	-	-	-	4,532	-	14,667
At December 31	157,869	3,163	5,171	801	49,756	4,867	1,886	65,644	20,576	112,800

2016	Maximum exposure to credit risk	Cash	Securi- ties	Letters of credit / guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collateral- ization)	Net exposure
Debt securities - carried at fair value	103,169	-	-	392	-	-	-	392	-	102,777
Money market and other short-term investments - carried at fair value	7,093	-	815	-	-	-	-	815	27	6,306
Mortgage loans - carried at amortized cost	33,696	2,319	-	760	49,448	-	-	52,527	19,198	366
Private loans - carried at amortized cost	3,166	67	-	-	-	-	-	67	-	3,099
Other loans - carried at amortized cost	2,441	-	-	-	-	-	2,197	2,197	1,326	1,570
Other financial assets - carried at fair value	3,425	-	-	-	-	-	-	-	-	3,425
Derivatives	7,916	1,606	407	-	-	5,841	-	7,855	47	109
Reinsurance assets	11,206	-	5,064	171	-	-	-	5,235	-	5,971
At December 31	172,113	3,992	6,287	1,322	49,448	5,841	2,197	69,087	20,598	123,623

Summary of Group Limits Per Credit Rating

Aegon group level long-term counterparty exposure limits are as follows:

Group limits per credit rating
Amounts in EUR million	2017	2016
AAA	900	900
AA	900	900
A	675	675
BBB	450	450
BB	250	250
B	125	125
CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios

The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

	Americas		The Netherlands		United Kingdom		Central & Eastern Europe		Spain & Portugal
Credit rating general account investments, excluding reinsurance assets 2017	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value
AAA	958	18,935	1,658	12,727	-	137	-	1	-	9
AA	2,693	3,353	85	5,449	-	1,139	-	5	-	48
A	2,905	18,684	56	3,186	-	449	8	126	55	167
BBB	330	16,822	941	1,267	-	78	3	495	(3)	401
BB	18	1,567	18	22	-	9	72	92	-	20
B	-	1,162	-	-	-	-	2	1	-	-
CCC or lower	-	793	-	3	-	-	-	-	-	-
Assets not rated	1,892	2,797	27,133	3,770	-	219	107	55	2	6
Total	8,796	64,114	29,890	26,425	-	2,031	193	775	54	651
Past due and / or impaired assets	35	1,145	299	41	-	-	82	1	-	-
At December 31	8,831	65,259	30,189	26,467	-	2,031	275	777	54	651

	Asia		Asset Management		Total 2017 1)
Credit rating general account investments, excluding reinsurance assets 2017	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value
AAA	-	985	-	144	2,616	32,960	35,575
AA	-	340	-	-	2,778	10,334	13,111
A	-	1,775	-	-	3,024	24,399	27,423
BBB	-	1,920	-	-	1,271	20,983	22,254
BB	-	140	-	1	107	1,852	1,959
B	-	117	-	4	2	1,284	1,287
CCC or lower	-	23	-	4	-	823	823
Assets not rated	6	1	-	4	29,154	7,011	36,165
Total	6	5,300	-	157	38,951	99,645	138,597
Past due and / or impaired assets	-	20	-	-	416	1,207	1,624
At December 31	6	5,320	-	157	39,368	100,853	140,221

[1]	Includes investments of Holding and other activities.

	Americas		The Netherlands		United Kingdom		Central & Eastern Europe		Spain & Portugal
Credit rating general account investments, excluding reinsurance assets 2016	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value
AAA	1,560	21,580	1,628	13,020	-	171	-	2	-	12
AA	3,214	6,102	86	6,011	-	1,158	-	1	-	58
A	3,281	25,147	12	3,397	-	549	8	116	48	157
BBB	481	21,461	850	2,402	-	85	20	433	(6)	436
BB	70	1,964	18	107	-	90	56	80	-	18
B	-	1,207	-	10	-	2	4	1	-	3
CCC or lower	-	1,049	-	-	-	-	-	-	-	-
Assets not rated	2,196	3,847	25,133	4,792	-	215	111	44	3	3
Total	10,802	82,357	27,727	29,740	-	2,269	201	676	45	687
Past due and / or impaired assets	17	1,397	390	77	-	-	102	2	-	-
At December 31	10,820	83,755	28,117	29,817	-	2,269	303	678	45	687

	Asia		Asset Management			Total 2016 1)
Credit rating general account investments, excluding reinsurance assets 2016	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value
AAA	-	950	-	-	3,189	35,758	38,946
AA	-	402	-	-	3,300	13,731	17,032
A	-	1,823	-	-	3,349	31,204	34,553
BBB	-	1,904	-	-	1,346	26,721	28,067
BB	-	132	-	-	145	2,391	2,536
B	-	57	-	-	5	1,279	1,284
CCC or lower	-	28	-	-	-	1,078	1,078
Assets not rated	18	-	-	90	27,460	9,267	36,727
Total	18	5,297	-	90	38,793	121,429	160,222
Past due and / or impaired assets	-	13	-	-	510	1,489	1,999
At December 31	18	5,310	-	90	39,303	122,918	162,221

[1]	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets

The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2017	Carrying value 2016
AAA	-	7
AA	13,379	7,724
A	5,242	3,120
Below A	24	18
Not rated	555	338
At December 31	19,200	11,206

Schedule of Credit Risk Concentration

The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2017	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 1)	Of which past due and / or impaired assets
Residential mortgage-backed securities
(RMBSs)	3,025	556	17	-	-	57	-	3,655	1,022
Commercial mortgage-backed securities
(CMBSs)	3,375	28	146	-	-	537	-	4,086	10
Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	751	1,529	-	-	-	47	-	2,327	3
ABSs – Other	1,688	270	88	-	1	331	-	2,378	35
Financial - Banking	6,525	1,440	124	102	104	730	-	9,026	3
Financial - Other	9,028	212	58	3	114	498	137	10,069	4
Industrial	21,975	1,726	255	7	129	2,344	-	26,435	62
Utility	3,386	119	65	3	45	309	-	3,927	-
Government bonds	11,319	15,531	1,060	603	253	466	17	29,249	14
At December 31	61,073	21,411	1,812	718	646	5,319	153	91,153	1,154

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2017	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Management	Total 2017 1)
United States	10,501	32	-	-	-	372	-	10,906
Netherlands	-	5,777	-	-	4	-	-	5,781
United Kingdom	-	-	946	1	-	-	17	964
Austria	-	1,154	-	-	4	-	-	1,158
Belgium	-	1,065	23	-	6	-	-	1,094
Finland	-	938	-	-	-	-	-	938
France	-	1,216	34	-	5	-	-	1,255
Germany	-	4,233	28	-	-	-	-	4,261
Hungary	3	-	-	402	-	-	-	405
Luxembourg	-	785	-	-	1	-	-	786
Spain	-	89	-	2	203	-	-	294
Rest of Europe	133	205	-	198	16	17	-	568
Rest of world	652	36	29	-	14	77	-	809
Supranational	30	-	-	-	-	-	-	30
At December 31	11,319	15,531	1,060	603	253	466	17	29,249

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2017 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2017 1)
AAA	21,855	792	7,102	3,157	32,906
AA	5,462	2,879	1,700	-	10,040
A	311	20,765	1,443	-	22,520
BBB	1,198	19,045	396	6	20,646
BB	269	1,395	178	-	1,842
B	152	1,011	111	-	1,273
CCC or lower	2	309	1,516	-	1,828
Assets not rated	-	3	-	95	98
At December 31	29,249	46,199	12,446	3,258	91,153

[1]	Includes investments of Holding and other activities.
[2]	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – debt securities and money market investments 2016	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2016 1)	Of which past due and / or impaired assets
Residential mortgage-backed securities
(RMBSs)	3,583	649	19	-	-	80	-	4,331	1,267
Commercial mortgage-backed securities
(CMBSs)	5,340	44	195	-	-	576	-	6,155	8
Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	1,066	2,437	-	-	-	29	-	3,532	7
ABSs – Other	2,324	276	97	-	1	373	-	3,072	36
Financial - Banking	8,457	1,194	157	67	110	800	-	10,785	4
Financial - Other	10,487	282	118	6	120	465	87	11,588	-
Industrial	29,364	2,824	332	7	126	2,367	-	35,020	65
Utility	4,704	392	67	3	43	280	-	5,490	7
Government bonds	12,406	15,642	1,068	553	282	339	-	30,289	4
At December 31	77,730	23,741	2,054	636	683	5,310	87	110,262	1,399

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2016	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2016 1)
United States	11,738	22	-	-	-	300	-	12,060
Netherlands	-	5,374	-	-	4	-	-	5,378
United Kingdom	-	-	948	2	-	-	-	949
Austria	-	1,171	-	-	4	-	-	1,175
Belgium	-	1,119	25	-	7	-	-	1,151
Finland	-	935	-	-	-	-	-	935
France	-	1,356	36	-	5	-	-	1,397
Germany	-	4,138	29	-	-	-	-	4,167
Hungary	4	-	-	360	-	-	-	364
Luxembourg	-	872	-	-	4	-	-	876
Spain	-	112	-	2	221	-	-	335
Rest of Europe	118	484	-	189	18	-	-	808
Rest of world	506	59	30	-	20	39	-	654
Supranational	40	-	-	-	-	-	-	40
At December 31	12,406	15,642	1,068	553	282	339	-	30,289

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2016 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2016 1)
AAA	22,620	912	9,809	2,362	35,704
AA	5,682	4,835	2,645	-	13,161
A	569	26,291	1,740	-	28,599
BBB	1,166	24,662	540	3	26,370
BB	158	1,943	274	-	2,376
B	91	1,023	145	-	1,260
CCC or lower	4	386	1,937	-	2,326
Assets not rated	-	4	-	462	466
At December 31	30,289	60,055	17,090	2,827	110,262

[1]	Includes investments of Holding and other activities.
[2]	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans 2017	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 1)	Of which past due and / or impaired assets
Agricultural	77	-	-	-	-	-	-	77	8
Apartment	3,371	-	-	-	-	-	-	3,371	-
Industrial	631	-	-	-	-	-	-	631	7
Office	1,226	-	-	-	-	-	-	1,226	-
Retail	1,375	11	-	-	-	-	-	1,385	19
Other commercial	256	38	-	-	-	-	-	294	2
Residential	16	26,384	-	176	1	-	-	26,578	343
At December 31	6,951	26,434	-	176	1	-	-	33,562	379

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – mortgage loans 2016	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2016 1)	Of which past due and / or impaired assets
Agricultural	101	-	-	-	-	-	-	101	11
Apartment	3,525	-	-	-	-	-	-	3,525	-
Industrial	838	-	-	-	-	-	-	838	-
Office	1,869	1	-	-	-	-	-	1,869	1
Retail	1,889	12	-	-	-	-	-	1,901	5
Other commercial	397	41	-	-	-	-	-	438	-
Residential	23	24,793	-	207	1	-	-	25,023	448
At December 31	8,641	24,847	-	207	1	-	-	33,696	464

[1]	Includes investments of Holding and other activities.

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs
			Total income 2017	December 31, 2017
2017	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	174	95	269	3,655
Commercial mortgage-backed securities	159	53	212	4,086
Asset-backed securities	56	26	82	2,327
ABSs - Other	87	71	158	2,378
Total	476	245	721	12,446

			Total income 2016	December 31, 2016
2016	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	215	61	276	4,331
Commercial mortgage-backed securities	191	28	219	6,155
Asset-backed securities	64	12	75	3,532
ABSs - Other	85	7	92	3,072
Total	555	107	662	17,090

Summary of Amortized Cost and Fair Value of Debt Securities

The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale (AFS) portfolios, are as follows as of December 31, 2017, and December 31, 2016

2017	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	8,011	936	(101)	8,846	6,805	2,041
Dutch government	4,799	992	(11)	5,781	4,885	896
Other government	11,746	838	(17)	12,568	11,501	1,067
Mortgage-backed securities	7,326	424	(56)	7,694	5,569	2,126
Asset-backed securities	4,624	92	(17)	4,698	3,878	820
Corporate	37,168	3,663	(218)	40,613	34,945	5,668
Money market investments	6,690	-	-	6,690	5,642	1,048
Other	765	98	(73)	791	597	193
Total	81,130	7,043	(493)	87,681	73,822	13,858

Of which held by Aegon Americas, NL and UK	74,672	6,665	(464)	80,873	68,385	12,488

2016	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	11,452	882	(343)	11,990	7,012	4,979
Dutch government	4,164	1,215	(5)	5,374	5,286	87
Other government	11,788	1,096	(20)	12,865	12,278	586
Mortgage-backed securities	10,099	453	(156)	10,396	6,543	3,853
Asset-backed securities	6,568	88	(64)	6,592	4,192	2,399
Corporate	50,431	4,073	(668)	53,837	42,361	11,476
Money market investments	6,776	-	-	6,776	6,758	18
Other	1,019	228	(41)	1,206	1,168	38
Total	102,298	8,035	(1,297)	109,036	85,599	23,436

Of which held by Aegon Americas, NL and UK	95,806	7,739	(1,217)	102,329	81,335	20,993

Summary of Composition by Industry Category of Available-for-sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position

The composition by industry category of Aegon’s available-for-sale (AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2017, and December 31, 2016, is presented in the following table:

	December 31, 2017		December 31, 2016
Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Residential mortgage-backed securities (RMBSs)	732	(30)	1,588	(83)
Commercial mortgage-backed securities (CMBSs)	1,140	(22)	2,027	(67)
Asset-backed securities (ABSs) - CDOs backed by ABS, Corp.bonds, Bank loans	87	(2)	958	(11)
ABSs - Other	603	(13)	1,130	(43)
Financial Industry - Banking	663	(39)	1,679	(135)
Financial Industry - Insurance	231	(7)	554	(34)
Financial Industry - Other	1,411	(10)	618	(28)
Industrial	3,330	(132)	6,216	(369)
Utility	375	(14)	836	(45)
Government	3,722	(123)	5,349	(361)
Other	193	(73)	38	(41)
Total held by Aegon Americas, NL and UK	12,488	(464)	20,993	(1,217)
Held by other segments	1,371	(29)	2,443	(80)

Total	13,858	(493)	23,436	(1,297)

Summary of Breakdown of RMBS Available-for-sale (AFS) Portfolio

The following table shows the breakdown of Aegon USA’s RMBS available-for-sale (AFS) portfolio.

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	1,025	270	-	-	-	1,295	1,298
Prime jumbo	-	-	-	5	124	130	136
Alt-A	-	33	20	8	277	337	437
Negative amortization floaters	-	-	-	-	502	502	584
Other housing	-	9	17	30	397	453	530
At December 31, 2017	1,025	312	37	43	1,300	2,717	2,985

Of which insured	-	-	24	5	146	175	166

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	771	500	-	-	-	1,272	1,271
Prime jumbo	-	1	1	11	170	182	194
Alt-A	-	39	27	11	403	479	572
Negative amortization floaters	-	-	-	1	679	679	712
Other housing	-	50	71	43	519	683	745
At December 31, 2016	771	589	98	65	1,771	3,295	3,494

Of which insured	-	-	43	8	203	254	237

Summary of Credit Quality of Available-For-Sale (AFS) CMBS Portfolio

The tables below summarize the credit quality of Aegon USA’s available-for-sale (AFS) CMBS portfolio. Additionally, Aegon USA has no investments in CMBS (December 31, 2016: EUR nil), which are classified as fair value through profit or loss.

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
CMBS	2,626	559	63	3	84	3,335	3,372
CMBS and CRE CDOs	-	-	-	-	4	4	3
At December 31, 2017	2,626	559	63	3	88	3,339	3,375

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
CMBS	4,295	688	141	73	105	5,301	5,337
CMBS and CRE CDOs	-	-	-	-	5	5	3
At December 31, 2016	4,295	688	141	73	110	5,306	5,340

Summary of Breakdown of Quality of Available-for-sale (AFS) ABS Portfolio

The breakdown by quality of the available-for-sale (AFS) ABS portfolio of Aegon USA, Aegon the Netherlands and Aegon UK is as follows:

ABS US, NL and UK	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	170	19	-	30	-	219	229
Autos	226	-	64	2	-	292	292
Small business loans	-	-	3	6	62	70	74
CDOs backed by ABS, Corp. bonds, Bank loans	1,467	407	224	120	46	2,265	2,281
Other ABS	494	76	738	81	6	1,395	1,438
At December 31, 2017	2,357	503	1,029	238	114	4,242	4,314

ABS US, NL and UK	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	482	28	35	30	-	575	589
Autos	277	9	46	42	-	375	374
Small business loans	-	1	7	6	104	118	116
CDOs backed by ABS, Corp. bonds, Bank loans	2,108	790	368	134	94	3,493	3,504
Other ABS	627	165	697	85	22	1,596	1,606
At December 31, 2016	3,495	992	1,153	296	220	6,156	6,188

Summary of Composition by Maturity of all Available-for-sale Debt Securities in an Unrealized Loss Position

The table below shows the composition by maturity of all available-for-sale debt securities in an unrealized loss position held by Aegon Americas, Aegon the Netherlands and Aegon UK.

	December 31, 2017		December 31, 2016
Debt securities	Carrying value of securities with gross unrealized losses	Gross unrealized losses	Carrying value of securities with gross unrealized losses	Gross unrealized losses
One year or less	466	(6)	742	(13)
Over 1 through 5 years	1,937	(31)	2,444	(73)
Over 5 through 10 years	4,580	(95)	6,097	(197)
Over 10 years	4,263	(258)	11,656	(892)
Total	11,246	(391)	20,938	(1,176)

Summary of Composition by Credit Quality of Debt Securities, Available-for-sale, in an Unrealized Loss Position
The table below shows the composition by credit quality of debt securities, available-for-sale, in an unrealized loss position held by Aegon Americas, Aegon the Netherlands and Aegon UK.
	December 31, 2017		December 31, 2016
Debt securities	Carrying value of securities with unrealized losses	Unrealized losses	Carrying value of securities with unrealized losses	Unrealized losses
AAA	4,924	(135)	8,536	(422)
AA	1,037	(17)	1,581	(48)
A	1,775	(45)	3,599	(154)
BBB	2,339	(70)	5,249	(288)
BB	507	(39)	920	(128)
B	323	(32)	345	(40)
Below B	341	(54)	706	(96)
Total	11,246	(391)	20,938	(1,176)

Summary of Available-for-sale Debt Securities With Unrealized Losses by Investment and Length of Time Individual Securities
The table below provides the length of time an available-for-sale security has been below cost and the respective unrealized loss.
	At December 31, 2017
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss
0 – 6 months	4,106	485	(46)	(15)
6 – 12 months	1,479	62	(9)	(5)
> 12 months	4,490	624	(211)	(105)
Total	10,076	1,171	(266)	(125)

	At December 31, 2016
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss
0 – 6 months	14,848	587	(635)	(30)
6 – 12 months	190	198	(6)	(20)
> 12 months	3,929	1,186	(270)	(213)
Total	18,966	1,971	(912)	(263)

The unrealized loss improved during 2017 due to tightening credit spreads and declining long term interest rates, which was offset slightly by rising short term interest rates.

Aging and severity unrealized losses

The table below provides the length of time a below investment grade security has been in an unrealized loss and the percentage of carrying value (CV) to amortized cost in Aegon Americas, Aegon the Netherlands and Aegon UK.

		2017		2016
Aging and severity unrealized losses debt securities	Carrying value	Unrealized losses	Carrying value	Unrealized losses
CV 70-100% of amortized cost	482	(13)	585	(27)
CV 40-70% of amortized cost	3	(2)	2	(2)
CV < 40% of amortized cost	-	-	1	(2)
0-6 months	485	(15)	587	(30)

CV 70-100% of amortized cost	62	(5)	196	(18)
CV 40-70% of amortized cost	-	-	3	(2)
CV < 40% of amortized cost	-	-	-	-
6-12 months	62	(5)	198	(20)

CV 70-100% of amortized cost	67	(10)	475	(55)
CV 40-70% of amortized cost	8	(4)	3	(2)
CV < 40% of amortized cost	-	-	-	(3)
12-24 months	75	(13)	478	(60)

CV 70-100% of amortized cost	511	(63)	582	(71)
CV 40-70% of amortized cost	30	(16)	119	(67)
CV < 40% of amortized cost	8	(12)	7	(15)
> 24 months	549	(92)	708	(153)
Total	1,171	(125)	1,971	(263)

Summary of Realized Gains and Losses on Debt Securities

The following table provides the realized gains and losses on the debt securities of Aegon Americas, Aegon the Netherlands and Aegon UK for the twelve months ended December 31, 2017, and December 31, 2016. Gross realised gains in 2017 decreased compared to 2016 due to the sale of the UK annuity portfolio in 2016.

Gross realized gains and (losses)	Gross realized gains	Gross realized losses
December 31, 2017
Debt securities	1,876	(173)

December 31, 2016
Debt securities	2,257	(323)

Summary of Length of Time Security and Respective Realized Loss

The table below provides the length of time the security was below cost prior to the sale and the respective realized loss for assets not considered impaired.

	Gross realized losses
	0 -12 months	>12 months	Total
December 31, 2017
Debt securities	(137)	(36)	(173)

December 31, 2016
Debt securities	(221)	(103)	(323)

Summary of Composition of Impairment Losses and Recoveries

	2017	2016
	(Impairment) / recovery	(Impairment) / recovery
Impairments:
Other (none individually greater than EUR 25 million)	(16)	(52)
Subtotal	(16)	(52)

Recoveries:
Total recoveries	16	42
Sub-total	16	42
Net (impairments) and recoveries	-	(11)

Summary of Financial Assets that are Either Past Due or Impaired
				2017					2016
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total		0-6 months	6-12 months	> 1 year	Total
Debt securities - carried at fair value	49	14	28		91	58	9	7		73
Mortgage loans	111	2	4		117	80	4	3		87
Other loans	31	1	3		35	29	4	2		36
Accrued interest	-	1	1		1	-	-	1		1
At December 31	191	18	35		244	167	17	13		197

Impaired financial assets	Carrying amount 2017	Carrying amount 2016
Shares	48	81
Debt securities - carried at fair value	1,063	1,326
Mortgage loans	262	377
Private Loans	-	6
Other loans	3	3
Other financial assets - carried at fair value	6	9
At December 31	1,381	1,803

Summary of Unrealized Gains and Losses on Share Positions

The table below represents the unrealized gains and losses on share positions held by Aegon Americas, Aegon the Netherlands and Aegon UK.

	Cost basis	Carrying value	Net unrealized gains / (losses)	Carrying value of securities with gross unrealized gains	Gross unrealized gains	Carrying value of securities with gross unrealized losses	Gross unrealized losses
December 31, 2017
Shares	386	434	49	401	62	34	(13)
December 31, 2016
Shares	596	786	190	722	202	64	(13)

Summary of Composition of Shares by Industry Sector in Unrealized Loss Position

The composition of shares by industry sector in an unrealized loss position held by Aegon Americas, Aegon the Netherlands and Aegon UK at December 31, 2017, and December 31, 2016 is presented in the following table.

		2017		2016
Unrealized losses on shares	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Financials	19	(12)	54	(12)
Other	14	(2)	10	-
Total	34	(13)	64	(13)

Summary of Shares Cost Prior to Impairment

The table below provides the length of time the shares held by Aegon Americas, Aegon the Netherlands and Aegon UK were below cost prior to their impairment in 2017 and 2016.

In million EUR	0-6 months
2017
Shares	-
2016
Shares	(1)

Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio

The general account equity, real estate and other non-fixed-income portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other activities	Total 2017
Equity funds	142	161	-	47	-	-	-	-	351
Common shares 1)	232	-	5	8	4	1	-	40	290
Preferred shares	192	-	-	-	-	-	-	-	192
Investments in real estate	633	1,495	-	4	15	-	-	-	2,147
Hedge funds	688	1	-	-	-	-	2	-	691
Other alternative investments	1,122	309	-	-	-	-	-	18	1,448
Other financial assets	556	410	194	2	2	-	1	-	1,165
At December 31	3,566	2,375	199	62	20	1	4	57	6,284

[1] Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other activities	Total 2016
Equity funds	154	494	27	37	-	-	-	-	711
Common shares 1)	410	-	58	5	4	-	-	41	518
Preferred shares	229	-	-	-	-	-	-	-	229
Investments in real estate	743	1,238	-	3	15	-	-	-	1,999
Hedge funds	1,165	1	-	-	-	-	2	-	1,168
Other alternative investments	1,207	156	-	-	-	-	-	21	1,385
Other financial assets	588	41	98	1	-	-	1	-	729
At December 31	4,496	1,930	182	45	19	-	4	62	6,739

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 1)	Of which impaired assets
Communication	28	—	—	—	—	—	—	28	—
Consumer	8	—	—	—	—	—	—	8	—
Financials	491	3	1	—	3	1	—	499	1
Funds	—	852	4	53	2	—	—	968	43
Industries	19	—	—	—	—	—	—	19	—
Other	22	4	—	2	—	—	2	30	4

At December 31	567	859	5	54	5	1	2	1,551	48

[1]	Includes investments of Holding and other activities.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2016 1)	Of which impaired assets
Communication	43	—	—	—	—	—	—	43	—
Consumer	41	—	—	—	—	—	—	41	—
Financials	675	4	1	—	2	—	—	682	2
Funds	—	326	84	33	2	—	—	506	79
Industries	21	—	—	—	—	—	—	22	—
Other	12	4	—	2	—	—	2	20	—

At December 31	793	334	84	35	4	—	2	1,315	81

[1]	Includes investments of Holding and other activities.

Summary of Closing Levels of Certain Major Indices

The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2017	2016	2015	2014	2013
S&P 500	2,674	2,239	2,044	2,059	1,848
Nasdaq	6,903	5,383	5,007	4,736	4,177
FTSE 100	7,688	7,143	6,242	6,566	6,749
AEX	545	483	442	424	402

Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Equity Markets
ensitivity analysis of net income and shareholders’ equity to equity markets Immediate change of	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2017
Equity increase 10%	317	405
Equity decrease 10%	(316)	(405)
Equity increase 20%	647	820
Equity decrease 20%	(660)	(839)

2016
Equity increase 10%	158	291
Equity decrease 10%	(227)	(360)
Equity increase 20%	324	587
Equity decrease 20%	(338)	(604)

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows
Maturity analysis – gross undiscounted contractual cash flows (for non- derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2017
Trust pass-through securities	-	9	34	110	68	221
Subordinated loans	-	28	112	56	1,137	1,333
Borrowings	-	1,888	8,396	2,411	2,668	15,362
Investment contracts 1)	12,189	1,381	1,591	577	1,709	17,448
Investment contracts for account of policyholders 1)	33,738	2,605	1	1	133	36,478
Other financial liabilities	6,277	2,002	791	23	32	9,125
2016
Trust pass-through securities	-	10	39	131	81	261
Subordinated loans	-	28	112	84	1,198	1,422
Borrowings	-	2,072	5,146	1,535	6,693	15,446
Investment contracts 1)	12,695	1,110	2,040	1,093	1,985	18,923
Investment contracts for account of policyholders 1)	35,239	2,885	-	-	466	38,591
Other financial liabilities	6,743	2,224	839	12	26	9,844
[1] Excluding investment contracts with discretionary participating features.

Summary of Financial Liabilities Relating to Insurance and Investment Contracts
The cash benefit payments are presented on an undiscounted basis and are before deduction of tax and before reinsurance.
Financial liabilities relating to insurance and investment contracts 1)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2017
Insurance contracts	-	3,865	16,348	17,155	122,702	160,070
Insurance contracts for account of policyholders	-	8,122	33,916	35,391	123,911	201,339
Investment contracts	-	5,961	6,870	2,510	4,620	19,960
Investment contracts for account of policyholders	234	10,117	23,871	21,202	54,930	110,353
2016
Insurance contracts	-	4,522	18,361	18,712	135,679	177,275
Insurance contracts for account of policyholders	-	7,719	32,577	33,490	114,545	188,331
Investment contracts	-	5,278	7,574	2,814	9,635	25,303
Investment contracts for account of policyholders	292	10,328	25,850	22,867	63,798	123,136

[1]	The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 36 Insurance contracts and 37 Investments contracts.

Summary Of Maturity Analysis For Derivative Financial Instruments

The following table details the Group’s liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis relating to derivatives 1) (Contractual cash flows) 2017	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
Gross settled
Cash inflows	-	14,646	7,024	10,658	18,916	51,245
Cash outflows	-	(14,766)	(6,367)	(9,890)	(18,447)	(49,471)

Net settled
Cash inflows	-	129	783	1,033	2,428	4,374
Cash outflows	-	(67)	(332)	(543)	(5,870)	(6,812)

[1] Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Maturity analysis relating to derivatives 1) (Contractual cash flows) 2016	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
Gross settled
Cash inflows	-	18,933	6,154	10,862	19,084	55,034
Cash outflows	-	(19,794)	(6,435)	(9,807)	(18,227)	(54,263)

Net settled
Cash inflows	-	222	1,014	1,635	3,984	6,855
Cash outflows	-	(123)	(417)	(789)	(7,278)	(8,607)

[1]	Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Life insurance general account [member]
Summary of Financial Liabilities Relating to Insurance and Investment Contracts
Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance
At January 1, 2017	9,714	2	9,716
Gross premium and deposits – existing and new business	11,326	6	11,332
Unwind of discount / interest credited	533	-	533
Insurance liabilities released	(2,877)	(3)	(2,880)
Fund charges released	(49)	-	(49)
Changes to valuation of expected future benefits	823	-	823
Policy transfers	(38)	-	(38)
Net exchange differences	(1,698)	-	(1,697)
Transfers to disposal groups	(239)	(3)	(242)
Transfer to/from insurance contract	23	-	23
Other movements	(97)	-	(97)
At December 31, 2017	17,419	2	17,421

At January 1, 2016	9,677	64	9,741
Gross premium and deposits – existing and new business	13,108	897	14,005
Unwind of discount / interest credited	783	23	806
Insurance liabilities released	(5,965)	15	(5,950)
Fund charges released	(11)	-	(11)
Changes to valuation of expected future benefits	38	-	38
Policy transfers	(14)	-	(14)
Net exchange differences	183	(6)	177
Transfers to disposal groups	(8,085)	(991)	(9,076)
At December 31, 2016	9,714	2	9,716

Non-life insurance [member]
Summary of Financial Liabilities Relating to Insurance and Investment Contracts

Movements during the year in reinsurance assets relating to non-life insurance:	2017	2016
At January 1	1,481	1,503
Gross premium and deposits – existing and new business	99	111
Unwind of discount / interest credited	89	89
Insurance liabilities released	(129)	(148)
Changes to valuation of expected future benefits	28	(57)
Changes in unearned premiums	(42)	(37)
Incurred related to current year	85	66
Incurred related to prior years	37	30
Release for claims settled current year	(19)	(12)
Release for claims settled prior years	(119)	(117)
Change in IBNR	(8)	(2)
Shadow accounting adjustment	6	19
Net exchange differences	(180)	41
Portfolio transfers and acquisitions	2	-
Other movements	(4)	(5)
At December 31	1,327	1,481